Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings Per Share
The calculation of basic and diluted earnings per share is based on the following:

	Year ended December 31,
	2018	2017	2016
Profit attributable to equity holders of the Company (US$ in millions)	$1,875	$1,603	$1,224
Weighted average number of shares for basic earnings per share (thousand shares)	8,078,946	8,072,709	8,070,042
Adjustments for share options and restricted share units (thousand shares)	7,328	4,544	1,609
Weighted average number of shares for diluted earnings per share (thousand shares)	8,086,274	8,077,253	8,071,651
Earnings per share, basic	US23.21 cents	US19.86 cents	US15.17 cents
Earnings per share, basic(i)	HK181.75 cents	HK155.22 cents	HK117.65 cents
Earnings per share, diluted	US23.19 cents	US19.85 cents	US15.17 cents
Earnings per share, diluted(i)	HK181.59 cents	HK155.14 cents	HK117.65 cents

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(i)
The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2017 and 2016 of US$1.00 to HK$7.8306, US$1.00 to HK$7.8157 and US$1.00 to HK$7.7555, respectively.